File No. 333-40636
811-4320

Securities and Exchange Commission
Washington, D.C. 20549

Form N-6

☑	Registration Under the Securities Act of 1933

☐	Pre-Effective Amendment Number ____

☑	Post Effective Amendment Number 18

And/or

☑	Registration Statement Under the Investment Company Act of 1940

☑	Amendment No. 13

Ohio National Variable Account R
(Exact Name of Registrant)

Ohio National Life Assurance Corporation
(Name of Depositor)

One Financial Way
Montgomery, Ohio 45242
 (Address of Depositor’s Principal Executive Offices)

1-800-366-6654
(Depositor’s Telephone Number, including Area Code)

Kimberly A. Plante, Senior Associate Counsel
The Ohio National Life Insurance Company
P.O. Box 237
Cincinnati, Ohio 45201
(Name and Address of Agent for Service)

Copy to:
Richard T. Choi
Jorden Burt LLP
1025 Thomas Jefferson Street, NW, Suite 400 East
Washington, DC 20007-5208

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate space):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☑	on May 1, 2011 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a) of Rule 485

☐	on (date) pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 18 to Registration Statement on Form N-6 (File No. 333-40636) incorporates by reference the Prospectus, Statement of Additional Information and Part C of Post-Effective Amendment No. 17.

Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Ohio National Variable Account R certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) and has duly caused this Registration Statement to be signed on its behalf in the City of Montgomery and State of Ohio on the 29th day of April, 2011.

Ohio National Variable Account R

(Registrant)

By OHIO NATIONAL LIFE ASSURANCE CORPORATION

(Depositor)

By /s/ Kristal E. Hambrick

Kristal E. Hambrick

Senior Vice President

Pursuant to the requirements of the Securities Act of 1933, the depositor has duly caused this registration statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Montgomery and the State of Ohio on the 29th day of April, 2011.

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(Depositor)

By /s/ Kristal E. Hambrick

Kristal E. Hambrick

Senior Vice President

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities with the depositor and on the dates indicated.

Signature	Title	Date

/s/ Gary T. Huffman Gary T. Huffman	Chairman, President and Chief Executive Officer and Director (Principal Executive Officer)	April 29, 2011

/s/ Ronald J. Dolan Ronald J. Dolan	Director	April 29, 2011

/s/ Michael F. Haverkamp Michael F. Haverkamp	Director	April 29, 2011

/s/ Arthur J. Roberts Arthur J. Roberts	Senior Vice President, Chief Financial Officer (Principal Accounting and Principal Financial Officer)	April 29, 2011